Changes in Outstanding SARs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012	Dec. 30, 2011
Weighted Average Exercise Price
Granted (per unit)	$ 13		$ 12	$ 15
Outstanding ending balance (per unit)	$ 22
Stock Appreciation Rights
Number of SARs (in millions)
Outstanding beginning balance	6,200,000
Granted	700,000
Exercised	(500,000)
Forfeited	0
Outstanding ending balance	6,400,000	[1]
Weighted Average Exercise Price
Outstanding beginning balance (per unit)	$ 31
Granted (per unit)	$ 39
Exercised (in shares)	$ 30
Forfeited (per unit)	$ 41
Outstanding ending balance (per unit)	$ 32	[1]
MVW Employee | Stock Appreciation Rights
Number of SARs (in millions)
Outstanding ending balance	200,000

[1]	Includes 0.2 million Marriott SARs held by MVW employees.